Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Details of Company's Subsidiaries

Details of the Company’s subsidiaries are as follows:

Subsidiaries Name	Place of incorporation	Interest%	Principal activity
Global Crossing Airlines Holdings, Inc.	Delaware, United States	100% ownership by Global Crossing Airlines Group, Inc.	Holding company
Global Crossing Airlines, Inc.	Delaware, United States	100% ownership by Global Crossing Airlines Holdings Inc.	US 121 Charter company
GlobalX Travel Technologies, Inc.	Delaware, United States	80% ownership by Global Crossing Airline Holdings, Inc.	Acquire and develop travel technology
UrbanX Air Mobility, Inc.	Delaware, United States	100% ownership by Global Crossing Airlines Holdings Inc.	Air Charter operator
Global Crossing Airlines Operations, LLC	Florida, United States	100% ownership by Global Crossing Airlines Inc.	Operating Company
LatinX Air S.A.S	Ecuador	100% ownership by Global Crossing Airlines Inc	Air Charter operator
GlobalX Colombia S.A.S.	Colombia	100% ownership by Global Crossing Airlines Inc	Air Charter operator
GlobalX Air Tours, LLC	Florida, United States	100% ownership by Global Crossing Inc.	Air charter service
Charter Air Solutions, LLC	Montana, United States	80% ownership by the Global Crossing Airlines Holdings Inc.	Charter Broker

Schedule of Property And Equipment Depreciated On A Straight-line Basis To An Estimated Residual Value

Property and equipment are recorded at cost or fair value at the Acquisition Date and depreciated on a straight-line basis to an estimated residual value over their estimated useful lives or lease term, whichever is shorter, as follows:

Leasehold Improvements, Aircraft, other	3-25 years (or life of lease, if shorter)
Office and Ground Equipment	5 years
Computer Hardware and Software	3-5 years
Property and Equipment under Finance Leases	3-30 years (or life of lease, if shorter)
Rotable Parts	Average remaining life of aircraft fleet, currently estimated to be 10 months to 5 years